REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Years ended
	December 31, 2024	December 31, 2023

Silver sales	$127,260	$134,716
Gold sales	92,351	73,198
Less: smelting and refining costs	(1,972)	(2,451)
Revenue	$217,639	$205,463

Disclosure of disaggregation of revenue from contracts with customers [Table Text Block]
	Years ended
	December 31, 2024	December 31, 2023
Revenue by product
Concentrate sales	$71,134	$53,334
Provisional pricing adjustments	(776)	621
Total revenue from concentrate sales	70,358	53,955
Refined metal sales	147,281	151,508
Total revenue	$217,639	$205,463